NONCONTROLLING INTEREST (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
NONCONTROLLING INTEREST
Ownership interest rate	99.67%	99.67%
Non-controlling interest rate	0.33%	0.33%